OPERATING SEGMENT INFORMATION - Interest income and expense per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reportable Segment
Operating Segment
Interest revenue	R$ 2,642,607	R$ 1,736,654	R$ 1,772,331
Interest expense	(2,680,884)	(3,449,846)	(3,686,304)
Total	(38,277)	(1,713,192)	(1,913,973)
Reportable Segment | Administration
Operating Segment
Interest revenue	3,672,441	3,406,499	3,479,762
Interest expense	(1,515,798)	(2,218,699)	(2,613,556)
Total	2,156,643	1,187,800	866,206
Reportable Segment | Generation
Operating Segment
Interest revenue	2,199	17,797	28,623
Interest expense	(1,346,891)	(1,746,362)	(1,744,244)
Total	(1,344,692)	(1,728,565)	(1,715,621)
Reportable Segment | Transmission
Operating Segment
Interest revenue	2,688	22,642	36,498
Interest expense	(852,916)	(1,195,069)	(1,101,056)
Total	(850,228)	(1,172,427)	(1,064,558)
Elimination
Operating Segment
Interest revenue	(1,034,721)	(1,710,284)	(1,772,552)
Interest expense	R$ 1,034,721	R$ 1,710,284	R$ 1,772,552